Annual Total Returns[BarChart] - Victory RS Science and Technology Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.91%)	8.30%	45.59%	5.26%	5.89%	13.80%	44.74%	(0.73%)	39.32%	65.03%